Finance cost (Details) ₨ in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2019 USD ($)	Mar. 31, 2019 INR (₨)	Mar. 31, 2018 INR (₨)	Mar. 31, 2017 INR (₨)
Finance cost
Bank charges		₨ 29,891	₨ 22,334	₨ 16,007
Foreign exchange loss (net)		85,694	8,154	14,525
Interest on borrowings		145,976	122,568	77,421
Unwinding of discount on other financial liability		1,729		41,910
Total	$ 3,807	₨ 263,290	₨ 153,056	₨ 149,863